FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information of classification and carrying values of Company's financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Amounts receivable	$ 88	$ 342
Financial liabilities
Accounts payable and accrued liabilities	(10,385)	(13,412)
Debt	(87,168)	(28,967)
Net financial instruments	(1,245)	(373)
Net financial instruments at amortised cost	(96,661)	(41,974)
FVTPL (financial assets) [Member]
Financial assets
Amounts receivable	0	0
FVTPL (financial liabilities) [Member]
Financial liabilities
Accounts payable and accrued liabilities	(1,245)	(373)
Lease liabilities	0	0
Debt	0	0
Amortized cost (financial assets) [Member]
Financial assets
Amounts receivable	88	342
Amortized cost (financial liabilities) [Member]
Financial liabilities
Accounts payable and accrued liabilities	(9,140)	(13,039)
Lease liabilities	(441)	(310)
Debt	(87,168)	(28,967)
Level 1 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	0	(373)
Lease liabilities	0	0
Debt	0	0
Net financial instruments	(0)	(373)
Level 2 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	(1,245)	0
Lease liabilities	0	0
Debt	0	0
Net financial instruments	(1,245)	0
Level 3 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	0	0
Lease liabilities	(441)	(310)
Debt	(87,168)	(28,967)
Net financial instruments	$ (87,609)	$ (29,277)